ALGER GLOBAL
FOCUS FUND

QUARTERLY REPORT
JULY 31, 2022

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—98.7%	SHARES	VALUE
AUSTRALIA—6.3%
APPLICATION SOFTWARE—4.3%
Atlassian Corp., PLC, Cl. A*	1,920	$401,895
Xero Ltd.*	7,450	490,726
		892,621
HEALTHCARE TECHNOLOGY—2.0%
Pro Medicus Ltd.	11,700	409,779
TOTAL AUSTRALIA
(Cost $1,150,551)		1,302,400
BRAZIL—1.9%
FOOTWEAR—1.9%
Arezzo Industria e Comercio SA	25,200	385,467
(Cost $345,947)
CHINA—6.2%
AUTOMOBILE MANUFACTURERS—2.5%
BYD Co., Ltd., Cl. H	14,014	512,713
FINANCIAL EXCHANGES & DATA—1.8%
East Money Information Co., Ltd., Cl. A	112,800	372,841
SEMICONDUCTORS—1.9%
LONGi Green Energy Technology Co., Ltd., Cl. A	43,192	394,920
TOTAL CHINA
(Cost $1,108,610)		1,280,474
FRANCE—8.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.8%
LVMH Moet Hennessy Louis Vuitton SE	825	572,703
LIFE SCIENCES TOOLS & SERVICES—2.7%
Eurofins Scientific SE	7,300	568,957
RESEARCH & CONSULTING SERVICES—2.9%
Teleperformance	1,775	593,417
TOTAL FRANCE
(Cost $1,108,704)		1,735,077
GERMANY—5.1%
AEROSPACE & DEFENSE—2.0%
Hensoldt AG	16,200	415,258
OIL & GAS REFINING & MARKETING—3.1%
VERBIO Vereinigte BioEnergie AG	10,228	634,578
TOTAL GERMANY
(Cost $934,534)		1,049,836
INDIA—2.1%
DIVERSIFIED BANKS—2.1%
HDFC Bank Ltd.#	6,800	427,040
(Cost $459,487)
IRELAND—2.8%
PACKAGED FOODS & MEATS—2.8%
Kerry Group PLC, Cl. A	5,450	575,113
(Cost $642,123)

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
ITALY—6.1%
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Moncler SpA	10,453	$523,869
AUTOMOBILE MANUFACTURERS—3.5%
Ferrari NV	3,450	728,744
TOTAL ITALY
(Cost $981,123)		1,252,613
NETHERLANDS—9.4%
DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Adyen NV*	290	521,517
HEAVY ELECTRICAL EQUIPMENT—3.3%
Alfen Beheer BV*	5,900	688,588
SEMICONDUCTOR EQUIPMENT—3.6%
ASML Holding NV	1,291	741,831
TOTAL NETHERLANDS
(Cost $1,802,115)		1,951,936
NORWAY—2.6%
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Aker Carbon Capture ASA*	235,219	529,911
(Cost $542,265)
SPAIN—1.9%
BIOTECHNOLOGY—1.9%
Grifols SA#,*	44,000	390,720
(Cost $502,296)
SWITZERLAND—3.6%
LIFE SCIENCES TOOLS & SERVICES—1.2%
PolyPeptide Group AG	5,244	248,792
SPECIALTY CHEMICALS—2.4%
Sika AG	2,000	494,045
TOTAL SWITZERLAND
(Cost $853,165)		742,837
UNITED KINGDOM—2.3%
FINANCIAL EXCHANGES & DATA—2.3%
London Stock Exchange Group PLC	5,000	487,863
(Cost $458,553)
UNITED STATES—40.0%
APPLICATION SOFTWARE—7.6%
Adobe, Inc.*	1,743	714,839
Intuit, Inc.	1,900	866,723
		1,581,562
CONSUMER FINANCE—2.1%
American Express Co.	2,850	438,957
FINANCIAL EXCHANGES & DATA—4.2%
MSCI, Inc., Cl. A	1,800	866,412
HEALTHCARE EQUIPMENT—3.8%
Insulet Corp.*	3,150	780,570

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
UNITED STATES—40.0% (CONT.)
INTERNET & DIRECT MARKETING RETAIL—5.9%
Amazon.com, Inc.*	9,000	$1,214,550
IT CONSULTING & OTHER SERVICES—2.9%
EPAM Systems, Inc.*	1,700	593,725
OIL & GAS EQUIPMENT & SERVICES—2.7%
Schlumberger NV	15,200	562,856
SEMICONDUCTORS—3.1%
NVIDIA Corp.	3,500	635,705
SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	5,650	1,586,181
TOTAL UNITED STATES
(Cost $6,032,747)		8,260,518
TOTAL COMMON STOCKS
(Cost $16,922,220)		20,371,805

PREFERRED STOCKS—0.0%	SHARES	VALUE
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	33,858	–
(Cost $152,361)
Total Investments
(Cost $17,074,581)	98.7%	$20,371,805
Affiliated Securities (Cost $152,361)		–
Unaffiliated Securities (Cost $16,922,220)		20,371,805
Other Assets in Excess of Liabilities	1.3%	259,291
NET ASSETS	100.0%	$20,631,096

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	0.40%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries.

The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the Fund’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair value determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While Committee meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s prices.

In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Board to designate the Fund’s investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”), to perform the Fund’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Fund, the Board, and the Investment Manager are currently in the process of implementing the requirements of Rule 2a-5 for compliance with these requirements by the September 2022 compliance deadline.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Focus Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,938,046		$2,328,761	$1,609,285	$—
Consumer Staples	575,113		—	575,113	—
Energy	1,197,434		562,856	634,578	—
Financials	2,593,113		1,732,409	860,704	—
Healthcare	2,398,818		1,171,290	1,227,528	—
Industrials	2,227,174		—	2,227,174	—
Information Technology	6,948,062		4,799,068	2,148,994	—
Materials	494,045		—	494,045	—
TOTAL COMMON STOCKS	$20,371,805		$10,594,384	$9,777,421	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$20,371,805		$10,594,384	$9,777,421	$—

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2021	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	—

* Includes securities that are valued zero.

The following table provides quantitative information about the Fund’s Level 3 fair value measurements of the Fund’s investments as of July 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund’s fair value measurements.

	Fair Value April 30, 2022		Valuation Methodology	Unobservable Input	Range/Input	Weighted Average Inputs
Alger Global Focus Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$211,226	$1,454	$209,772	$–

NOTE 4 — Affiliated Securities:

During the nine-month period ended July 31, 2022, as disclosed in the following table, the Fund held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Fund for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2022 with such affiliated persons are summarized below.

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	33,858	–	–	33,858	$–	$–	$–	$–	*
Total					$–	$–	$–	$–

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.